Intangible assets and goodwill - Summary of intangible and goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets and goodwill
Opening Balance	€ 1,158,175	€ 747,465
Additions	119,991	337,060
Impairment			€ 26,184
Additions through business combinations	77,468	236,049
Amortization	(172,831)	(119,048)	(122,646)
Disposals	(49,277)	(172,048)
Disposal due to reduction in service potential	(646)	(9,132)
Translation adjustments	13,416	18,781
Ending Balance	1,319,127	1,158,175	747,465
Acquired trademarks and brand names
Intangible assets and goodwill
Opening Balance	8,993	7,058
Additions through business combinations	3,901	1,767
Amortization	(1,039)	(396)
Translation adjustments	283	168
Ending Balance	13,177	8,993	7,058
Acquired customer bases
Intangible assets and goodwill
Opening Balance	68,273	44,759
Additions through business combinations	6,721	22,134
Amortization	(6,543)	(5,012)
Translation adjustments	976	1,380
Ending Balance	75,970	68,273	44,759
Licences
Intangible assets and goodwill
Opening Balance	690,345	546,411
Additions	93,346	324,234
Additions through business combinations	61	5
Amortization	(144,065)	(100,601)
Disposals	(42,186)	(172,042)
Disposal due to reduction in service potential	(646)	(9,132)
Translation adjustments	706	869
Ending Balance	741,626	690,345	546,411
Technology
Intangible assets and goodwill
Opening Balance	83,445	16,878
Additions	8,915	1,032
Additions through business combinations	17,469	60,918
Amortization	(13,402)	(6,048)
Disposals	(5,800)	(6)
Translation adjustments	3,572	4,623
Ending Balance	107,601	83,445	16,878
Internally Developed Software
Intangible assets and goodwill
Opening Balance	48,126	36,263
Additions	17,730	11,794
Amortization	(7,782)	(6,991)
Disposals	(1,291)
Translation adjustments	374	69
Ending Balance	64,939	48,126	36,263
Goodwill
Intangible assets and goodwill
Opening Balance	258,993	96,096
Additions through business combinations	49,316	151,225
Translation adjustments	7,505	11,672
Ending Balance	315,814	258,993	96,096
Accumulated depreciation, amortisation and impairment
Intangible assets and goodwill
Opening Balance	(349,703)	(401,396)
Disposals	49,276	172,236
Translation adjustments	(2,237)	(1,495)
Ending Balance	(475,495)	(349,703)	(401,396)
Accumulated depreciation, amortisation and impairment | Acquired trademarks and brand names
Intangible assets and goodwill
Opening Balance	(6,442)	(6,009)
Translation adjustments	(228)	(37)
Ending Balance	(7,709)	(6,442)	(6,009)
Accumulated depreciation, amortisation and impairment | Acquired customer bases
Intangible assets and goodwill
Opening Balance	(28,206)	(23,168)
Translation adjustments	(224)	(26)
Ending Balance	(34,973)	(28,206)	(23,168)
Accumulated depreciation, amortisation and impairment | Licences
Intangible assets and goodwill
Opening Balance	(265,136)	(336,136)
Disposals	42,186	172,042
Translation adjustments	(390)	(441)
Ending Balance	(367,405)	(265,136)	(336,136)
Accumulated depreciation, amortisation and impairment | Technology
Intangible assets and goodwill
Opening Balance	(18,821)	(12,610)
Disposals	5,800	6
Translation adjustments	(21)	(169)
Ending Balance	(26,444)	(18,821)	(12,610)
Accumulated depreciation, amortisation and impairment | Internally Developed Software
Intangible assets and goodwill
Opening Balance	(20,257)	(13,484)
Disposals	1,290	188
Translation adjustments	(390)	30
Ending Balance	(27,139)	(20,257)	(13,484)
Accumulated depreciation, amortisation and impairment | Goodwill
Intangible assets and goodwill
Opening Balance	(10,841)	(9,989)
Translation adjustments	(984)	(852)
Ending Balance	(11,825)	(10,841)	€ (9,989)
Cost
Intangible assets and goodwill
Opening Balance	808,472
Ending Balance	843,632	808,472
Cost | Acquired trademarks and brand names
Intangible assets and goodwill
Opening Balance	2,551
Ending Balance	5,468	2,551
Cost | Acquired customer bases
Intangible assets and goodwill
Opening Balance	40,067
Ending Balance	40,997	40,067
Cost | Licences
Intangible assets and goodwill
Opening Balance	425,209
Ending Balance	374,221	425,209
Cost | Technology
Intangible assets and goodwill
Opening Balance	64,624
Ending Balance	81,157	64,624
Cost | Internally Developed Software
Intangible assets and goodwill
Opening Balance	27,869
Ending Balance	37,800	27,869
Cost | Goodwill
Intangible assets and goodwill
Opening Balance	248,152
Ending Balance	€ 303,989	€ 248,152